SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents
Cash and cash equivalents	$ 13,468	$ 17,083
CHINA
Cash and Cash Equivalents
Cash and cash equivalents	4,100
HONG KONG
Cash and Cash Equivalents
Cash and cash equivalents	200
UNITED STATES
Cash and Cash Equivalents
Cash and cash equivalents	$ 9,200